Commitments and Contingencies Level 4 (Details) - Environmental Liabilities (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 sites	Dec. 31, 2012 sites
Accrued Environmental Loss Contingencies, Current	$ 14	$ 9
Environmental Institution of Parana IAP [Member]
Liability	14
Geismar, LA [Member]
Discount rate assumed to record at present value	3.00%
Undiscounted Liability Expected to be Paid	24 years
Geismar, LA Site Contingency, Accrual, Undiscounted Amount	20
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	6
Liability	16	17
Range of Reasonably Possible Costs - Low	10
Range of Reasonably Possible Costs - High	24
Number of Sites	1	1
Superfund and Offsite Landfills - allocated share: Less than 1% [Member]
Liability	1	1
Range of Reasonably Possible Costs - Low	1
Range of Reasonably Possible Costs - High	2
Number of Sites	16	22
Superfund and Offsite Landfills - allocated share: Equal to or Greater than 1% [Member]
Liability	8	6
Range of Reasonably Possible Costs - Low	5
Range of Reasonably Possible Costs - High	13
Number of Sites	12	12
Currently-Owned [Member]
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	5
Liability	8	7
Range of Reasonably Possible Costs - Low	5
Range of Reasonably Possible Costs - High	13
Number of Sites	12	13
Formerly-Owned - Remediation [Member]
Liability	8	2
Range of Reasonably Possible Costs - Low	7
Range of Reasonably Possible Costs - High	19
Number of Sites	11	11
Formerly-Owned - Monitoring Only [Member]
Liability	1	1
Range of Reasonably Possible Costs - Low	0
Range of Reasonably Possible Costs - High	$ 1
Number of Sites	4	4